SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 10 - SEGMENT INFORMATION
Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Partners' reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Dry bulk vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.

Revenue by Geographic Region

        Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Three Month Period ended June 30, 2013	Three Month Period ended June 30, 2012	Six Month Period ended June 30, 2013	Six Month Period ended June 30, 2012
Europe	$8,930	$6,881	$16,725	$12,881
Asia	31,403	37,275	65,490	75,920
Australia	2,031	2,029	4,040	4,097
North America	6,790	2,937	13,180	4,211
Total	$49,154	$49,122	$99,435	$97,109